Restructuring and Other	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring and Other
Restructuring and Other

The Company recorded restructuring and other charges as follows:

	2017	2016	2015
Asset impairments and sales	$12	$14	$22
Restructuring	18	12	23
Other costs	19	4	4
Transaction costs	2	—	15
	$51	$30	$64

In 2017, asset impairments and sales included a charges of $19 for the write down of carrying value of fixed assets related to the closure of beverage can plants in China and the U.S., a promotional packaging facility in Europe and a food can facility in Peru. Asset impairments and sales also includes a benefit of $5 due to the expiration of an environmental indemnification related to the sale of certain operations in the Company's European Promotional Packaging business during 2015. Additionally, the Company recorded restructuring charges of $18 for termination benefits related to the plant closures listed above.

In 2017, the Company also recorded a charge of $19 due to the settlement of a litigation matter related to Mivisa that arose prior to its acquisition by the Company in 2014.

Transaction costs in 2017 relate to the acquisition of Signode as described in Note B.

In 2016, the Company recorded an impairment charge of $9 to write down the carrying value of fixed assets and $3 for termination benefits related to the announced closure of a beverage can plant in the Company's Asia Pacific segment. The Company announced plans to close the plant in an effort to reduce cost by consolidating manufacturing processes in China.

In 2015, asset impairments and sales and restructuring primarily related to the closure of two North America food can plants in the Company's Non-reportable segment and two plants in its European Food segment. Transaction costs related to the acquisition of Empaque.
Restructuring charges by segment were as follows:

	2017	2016	2015
Americas Beverage	$3	$1	$—
European Food	4	4	19
Asia Pacific	3	3	—
Non-reportable segments	8	4	2
Corporate	—	—	2
	$18	$12	$23

Restructuring charges by type were as follows:

	2017	2016	2015
Termination benefits	$15	$9	$20
Other exit costs	3	3	3
	$18	$12	$23

At December 31, 2017, the Company had a restructuring accrual of $17, primarily related to the closure of the beverage can plant in the U.S. and the promotional packaging facility in Europe discussed above, and prior actions to reduce manufacturing capacity and headcount in its European businesses. The Company expects to pay this liability over the next twelve months. The Company continues to review its supply and demand profile and long-term plans in its businesses, and it is possible that the Company may record additional restructuring charges in the future.